SHORT-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 2,416,923	$ 12,196,325
Accounts receivable
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets		2,053,490
Buildings, net
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets	1,211,943	4,508,834
Land use rights, net
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets	368,015	419,721
Machinery, net
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets	134,076	92,761
Inventory
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets		2,793,556
Deposit Receipt
SHORT-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 702,889	$ 2,327,963